Segment Information - Schedule of Geographical Areas of Which Company Operates (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues, adjusted by net allowances	$ 317,481	$ 306,699	$ 290,917	$ 271,941	$ 271,384	$ 179,415	$ 289,442	$ 289,017	$ 1,187,038	$ 1,029,258	$ 1,129,967
United States
Segment Reporting Information [Line Items]
Revenues, adjusted by net allowances									665,564	669,636	709,405
Europe
Segment Reporting Information [Line Items]
Revenues, adjusted by net allowances									427,655	270,411	376,055
Other geographies
Segment Reporting Information [Line Items]
Revenues, adjusted by net allowances									$ 93,819	$ 89,211	$ 44,507